EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 20 — EARNINGS PER SHARE

The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the years ended December 31, 2013
	Income (numerator)	Weighted average shares (denominator)	Per share Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$6,575	2,899,025	$2.27
Effect of dilutive securities
Stock compensation plans	—	3,907	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$6,575	2,902,932	$2.27

There were options to purchase 22,466 shares of common stock with exercise prices ranging from $25.71 to $32.51 per share which were outstanding during 2013 that were not included in the computation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares.

	For the years ended December 31, 2012
	Income (numerator)	Weighted average shares (denominator)	Per share Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$5,383	2,726,133	$1.97
Effect of dilutive securities
Stock compensation plans	—	3,629	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$5,383	2,729,762	$1.97

There were options to purchase 42,462 shares of common stock with exercise prices ranging from $23.53 to $32.51 per share which were outstanding during 2012 that were not included in the computation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares.